Nature of business and summary of significant accounting policies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Nature of business and summary of significant accounting policies [Abstract]
Nature of business and summary of significant accounting policies
Note 1 - Nature of business and summary of significant accounting policies
Nature of the Business
Better Choice Company Inc. is a growing animal health and wellness company committed to leading the industry shift toward pet products and services that help dogs and cats live healthier, happier and longer lives. The Company sells the majority of its dog food, cat food and treats under the Halo and TruDog brands, which are focused, respectively, on providing sustainably sourced kibble and canned food derived from real whole meat, and minimally processed raw-diet dog food and treats.
On May 6, 2019, the Company completed the reverse acquisition of TruPet LLC (“TruPet”) and Bona Vida Inc. (“Bona Vida”) in a pair of all stock transactions (together referred to as the “May Acquisitions”) through the issuance of shares of common stock. Following the completion of the May Acquisitions, the business conducted by the Company became primarily the businesses conducted by TruPet and Bona Vida. As a result, the condensed consolidated financial statements for the year ended December 31, 2019 are comprised of the results of TruPet for the period between January 1, 2019 and December 31, 2019 and the results of Bona Vida beginning May 6, 2019 through December 31, 2019. The Company completed the acquisition of Halo on December 19, 2019 (see "Note 2 - Acquisitions"). Accordingly, Halo’s operations are included in the Company’s condensed consolidated financial statements beginning on December 19, 2019.
Basis of Presentation
The condensed consolidated financial statements reflect all normal recurring adjustments which, in management’s opinion, are necessary for a fair statement of the results for interim periods. Results of operations for interim periods may not be representative of results to be expected for the full year.
These condensed consolidated financial statements should be read in conjunction with the audited condensed consolidated financial statements and accompanying notes in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019, filed with the Securities and Exchange Commission (“SEC”).
Tables are presented in U.S. dollars (thousands) and percentage as rounded up or down. In the notes, the Company represents U.S. dollars (millions) and percentage as rounded up or down.
Consolidation
The Company’s interim condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). The financial statements are presented on a condensed consolidated basis subsequent to acquisitions and include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
Going Concern Considerations
The Company is subject to risks common in the pet wellness consumer market including, but not limited to, dependence on key personnel, competitive forces, successful marketing and sale of its products, the successful protection of its proprietary technologies, ability to grow into new markets, and compliance with government regulations. In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. As of November 2020, the Company has not experienced a significant adverse impact to its business, financial condition or cash flows resulting from the pandemic. However, uncertainties regarding the continued economic impact of COVID-19, the disease caused by the novel coronavirus, are likely to result in sustained market turmoil which could also negatively impact the Company’s business, financial condition, and cash flows in the future. The Company has continually incurred losses and has an accumulated deficit. The Company continues to rely on current investors and the public markets to finance these losses through debt and/or equity issuances. These operating losses and the outstanding debt create substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these interim condensed consolidated financial statements are issued. The Company is implementing plans to achieve cost savings and other strategic objectives to address these conditions. The Company expects cost savings from consolidation of third-party manufacturers, optimizing shipping and warehousing as well as overhead cost reductions. The business is focused on growing the most profitable channels while reducing investments in areas that are not expected to have long-term benefits. The accompanying interim condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the interim condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.
Restricted cash
The Company was required to maintain a restricted cash balance of less than $0.1 million and $0.2 million as of September 30, 2020 and December 31, 2019, respectively, associated with a business credit card and credit card clearance operations.
During the third quarter of 2020, the Company received investor prepayment funds of $1.5 million related to the issuance of Series F Preferred Stock that was completed in October 2020 (see "Note 21 - Subsequent events").
Allowance for doubtful accounts
Accounts receivable consist of unpaid buyer invoices from the Company’s Retail customers and credit card payments receivable from third-party credit card processing companies. Accounts receivable is stated at the amount billed to customers, net of point of sale and cash discounts. The Company recorded a less than $0.1 million allowance for doubtful accounts as of September 30, 2020 and December 31, 2019, respectively.
Goodwill
Goodwill of $18.6 million was recognized as of December 31, 2019 in connection with the Halo Acquisition (see "Note 2 - Acquisitions"). No impairment was recognized as of September 30, 2020 and December 31, 2019, respectively.
Intangible assets
The Company acquired an intangible asset related to the Houndog license with the acquisition of Bona Vida on May 6, 2019. The Company fully impaired the asset as of December 31, 2019 as the Company terminated the contract on January 13, 2020. The Company also acquired intangible assets consisting of customer relationships and trade name with the acquisition of Halo on December 19, 2019. There were no interim indicators or impairment of intangible assets as of September 30, 2020 and December 31, 2019, respectively.
Leases
The Company’s leases relate to its corporate offices and warehouses. Effective January 1, 2019, the Company adopted the FASB guidance on leases (“Topic 842”), which requires leases with durations greater than twelve months to be recognized on the balance sheets. The Company adopted Topic 842 using the modified retrospective transition approach.
Redeemable convertible preferred stock
The Company’s Redeemable Series E Convertible Preferred Stock (the “Series E”) contains redemption provisions that require it to be presented outside of stockholders’ deficit. Changes in the redemption value of the redeemable convertible preferred stock, if any, are recorded immediately in the period occurred as an adjustment to additional paid-in capital in the condensed consolidated balance sheets.
Income taxes
The Company was incorporated on May 6, 2019. Prior to this date, the Company operated as a flow through entity for state and United States federal tax purposes. The Company files a U.S. federal and state income tax return including its wholly owned subsidiaries. As of September 30, 2020 and December 31, 2019, the Company does not have any uncertain income tax positions.
Revenue
The Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods in accordance with the provisions of ASC 606, “Revenue from Contracts with Customers”.
Fair value of financial instruments
The warrant derivative liability is remeasured at fair value each reporting period and represents a Level 3 financial instrument.
Reclassification of prior period presentation
Certain reclassifications have been made to conform the prior period data to the current presentation. These reclassifications had no material effect on the reported results.
Recently issued accounting pronouncements
The Company has reviewed the Accounting Standards Update (ASU), accounting pronouncements and interpretations thereof issued by the FASB that have effective dates during the reporting period and in future periods.
Recently adopted:
ASU 2018-13 “Fair Value Measurement”
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement.” This new guidance removes certain disclosure requirements related to the fair value hierarchy, modifies existing disclosure requirements related to measurement uncertainty and adds new disclosure requirements. The new disclosure requirements include disclosing the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This new guidance was effective for the Company beginning on January 1, 2020 and did not have a material impact on the Company’s condensed consolidated financial statements.
ASU 2018-15 “Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40)”
In August 2018, the FASB issued ASU 2018-15 “Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40)” to amend ASU 2015-5 in an effort to provide additional guidance on the accounting for costs implementation activities performed in a cloud computing arrangement that is a service contract. The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this update. The amendments in this update also require the entity to present the expense related to the capitalized implementation costs in the same line item in the statement of income as the fees associated with the hosting element (service) of the arrangement and classify payments for capitalizing implementation costs in the statement of cash flows in the same manner as payments made for fees associated with the hosting element. The entity is also required to present the capitalized implementation costs in the statement of financial position in the same line item that a prepayment for the fees of the associated hosting arrangement would be presented. The new standard was effective for the Company on January 1, 2020. The Company has no internal use software.
Issued but not Yet Adopted:
ASU 2016-13 “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”
In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326)” Codification Improvements to Financial Instruments-Credit Losses (Topic 326). Subsequent updates were released in November 2018 (ASU No. 2018-19), November 2019 (ASU No. 2019-10 and 2019-11) and February 2020 (ASU No. 2020-2) that provided additional guidance on this Topic. This ASU introduces the current expected credit loss (CECL) model, which will require an entity to measure credit losses for certain financial instruments and financial assets, including trade receivables. Under this update, on initial recognition and at each reporting period, an entity will be required to recognize an allowance that reflects the entity’s current estimate of credit losses expected to be incurred over the life of the financial instrument. The standard is effective for the Company on January 1, 2023, and early adoption is permitted. The Company is currently evaluating the impact the new standard will have on its condensed consolidated financial statements and related disclosures.
ASU 2019-12 “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”
In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for the Company beginning January 1, 2021 with early adoption permitted. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements and related disclosures.
ASU 2020-04 “Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting”
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This ASU provides optional expedient and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. In response to the concerns about structural risks of interbank offered rates (IBORs) and, particularly, the risk of cessation of the London Interbank Offered Rate (LIBOR), regulators in several jurisdictions around the world have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. The ASU provides companies with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates that are expected to be discontinued. The ASU can be adopted no later than December 1, 2022 with early adoption permitted. The Company is currently evaluating the impact the standard will have on its condensed consolidated financial statements and related disclosures.
ASU 2020-03 “Codification Improvements to Financial Instruments”
In March 2020, FASB issued ASU 2020-03, Codification Improvement to Financial Instruments. This ASU improves and clarifies various financial instruments topics, including the current expected credit losses (CECL) standard issued in 2016. The ASU includes seven different issues that describe the areas of improvement and the related amendments to GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The amendments have different effective dates. The Company is evaluating the impact the accounting guidance will have on its condensed consolidated financial statements and related disclosures.
ASU 2020-06 "Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40), Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
In August 2020, FASB issued ASU 2020-06, Debt - Debt with Conversion and other Options (Subtopic 470-20) and Derivatives and Hedging - Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. This ASU reduces the number of accounting models for convertible instruments, amends diluted EPS calculations for convertible instruments, and amends the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. This standard is effective for the Company beginning on January 1, 2024 with early adoption permitted. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements and related disclosures.
The Company has carefully considered other new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the Company’s reported balance sheets or operations.

Note 1 – Nature of business and summary of significant accounting policies

Nature of the business

Better Choice Company Inc. is a rapidly growing animal health and wellness company committed to leading the industry shift toward pet products and services that help dogs and cats live heathier, happier and longer lives. We take an alternative, nutrition-based approach to animal health relative to conventional dog and cat food offerings, and position our portfolio of brands to benefit from the mainstream trends of growing pet humanization and consumer focus on health and wellness.  We have a demonstrated, multi-decade track record of success selling trusted animal health and wellness products, and leverage our established digital footprint to provide pet parents with the knowledge to make informed decision about their pet’s health. We sell the majority of our dog food, cat food and treats under the Halo and TruDog brands, which are focused, respectively, on providing sustainably sourced kibble and canned food derived from real whole meat, and minimally processed raw-diet dog food and treats.

Basis of presentation and consolidation

On May 6, 2019, Better Choice Company Inc. completed the acquisition of TruPet LLC (“TruPet”) and Bona Vida Inc. (“Bona Vida”) in a pair of all stock transactions (together referred to as the “May Acquisitions”) through the issuance of 33,130,806 shares of common stock, par value $0.001, of the Company. Following the completion of the May Acquisitions, the business conducted by the Company became primarily the businesses conducted by TruPet and Bona Vida.

The Company is the legal acquirer of TruPet and Bona Vida. However, the May Acquisitions were treated as a reverse acquisition whereby TruPet acquired the Company and Bona Vida for accounting and financial reporting purposes. As a result, the financial statements for the year ending December 31, 2019 are comprised of (1) the results of TruPet for the period between January 1, 2019 and December 31, 2019, (2) the results of the Company and Bona Vida, after giving effect to the May Acquisitions on May 6, 2019 through December 31, 2019 and (3) the results of the Company and Halo, after giving effect to the Halo Acquisition (see “Note 2 – Acquisitions”) on December 19, 2019 through December 31, 2019. The financial statements for the year ended December 31, 2018 and all periods presented prior to the effective date of the May Acquisitions on May 6, 2019 are comprised solely of the operations and financial position of TruPet, and therefore, are not directly comparable. TruPet’s equity has been re-cast to reflect the equity structure of Better Choice Company and the shares of common stock received in the May Acquisitions.

On December 19, 2019, the Company acquired 100% of all the issued and outstanding capital stock of Halo, a Delaware corporation (the “Halo Acquisition”). Where the context allows, the May Acquisitions and Halo Acquisition are together referred to as the “Acquisitions.”

References to the “Company”, “we”, “us” and “our” in this prospectus, refer to TruPet and its consolidated subsidiaries prior to May 6, 2019, to Better Choice Company, TruPet and Bona Vida and their consolidated subsidiaries after May 6, 2019 and to Better Choice Company, TruPet, Bona Vida and Halo and their consolidated subsidiaries after December 19, 2019.

The Company’s consolidated financial statements are prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission for annual financial reports and accounting principles generally accepted in the United States (GAAP). The financial statements are presented on a consolidated basis subsequent to the Acquisitions and include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial position and operating results have been included.

Historical operating results are not necessarily indicative of the results that may be expected in the future. The significant accounting policies applied by the Company are described below. We present our tables in U.S. dollars (thousands) and percentage as rounded up or down. In the notes, we represent US dollars (millions) and percentage as rounded up or down.

Going concern considerations

The Company is subject to risks common in the pet wellness consumer market including, but not limited to, dependence on key personnel, competitive forces, successful marketing and sale of its products, the successful protection of its proprietary technologies, ability to grow into new markets, and compliance with government regulations. In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. Uncertainties regarding the economic impact of COVID-19, the disease caused by the novel coronavirus, are likely to result in sustained market turmoil, which could also negatively impact our business, financial condition, and cash flows. The Company has incurred losses over the last three years and has an accumulated deficit. The Company continues to rely on current investors and the public markets to finance these losses through debt and/or equity issuance. These operating losses and the outstanding debt create substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these consolidated financial statements are issued. The Company is implementing plans to achieve cost savings and other strategic objectives to address these conditions. The Company expects cost savings from consolidation of third-party manufacturers, optimizing shipping and warehousing as well as overhead cost reductions. The business is focused on growing the most profitable channels while reducing investments in areas that are expected to have long-term benefits. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

Cash and cash equivalents

Cash and cash equivalents include demand deposits held with banks and highly liquid investments with original maturities of ninety days or less at acquisition date. For purposes of reporting cash flows, the Company considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash and cash equivalents.

Restricted cash

At December 31, 2019, the Company had $0.2 million in restricted cash. The Company is required to maintain a restricted cash balance of less than $0.2 million associated with a business credit card and credit card clearance operations. The Company did not have any restricted cash at December 31, 2018.

Accounts receivable and allowance for doubtful accounts

Accounts receivable primarily consist of unpaid buyer invoices from the Company’s Retail customers and credit card payments receivable from third-party credit card processing companies. Accounts receivable is stated at the amount billed to customers, net of point of sale and cash discounts. The Company assesses the collectability of all receivables on an ongoing basis by considering its historical credit loss experience, current economic conditions, and other relevant factors. Based on this analysis, an allowance for doubtful accounts is recorded. The provision for doubtful accounts is included in general and administrative expense in the consolidated statements of operations. The Company recorded less than $0.1 million allowance for doubtful accounts for the year ended December 31, 2019. For the year ended December 31, 2018, the Company considered accounts receivable to be fully collectible and, accordingly, no allowance for doubtful accounts was recorded.

Inventories

Inventories, primarily consisting of products available for sale and supplies, are valued using the first-in first-out (“FIFO”) method and are recorded at the lower of cost or net realizable value. Cost is determined on a standard cost basis and includes the purchase price, as well as inbound freight costs and packaging costs.

The Company regularly reviews inventory quantities on hand. Excess or obsolete reserves are established when inventory is estimated to not be sellable before expiration dates based on forecasted usage, product demand and product life cycle.  Additionally, inventory valuation reflects adjustments for anticipated physical inventory losses, such as shrink, that have occurred since the last physical inventory.

Property and equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Depreciable lives are as follows:

Furniture and Fixtures	5 to 7 years
Equipment	3 to 7 years
Computer equipment	2 to 3 years
Computer software	3 years

Expenditures for normal repairs and maintenance are charged to operations as incurred. The cost of property or equipment retired or otherwise disposed of and the related accumulated depreciation are removed from the property and equipment accounts in the year of disposal with the resulting gain or loss reflected in general and administrative expenses.

The Company assesses potential impairments of its property and equipment whenever events or changes in circumstances indicate that the asset’s carrying value may not be recoverable. An impairment charge would be recognized when the carrying amount of property and equipment is not recoverable and exceeds its fair value. The carrying amount of property and equipment is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the property and equipment.  No impairment charges have been incurred for property and equipment for any period presented.

Goodwill

Goodwill of $18.6 million was recognized as of December 31, 2019 in connection with the Halo Acquisition. In future years, the Company will complete an annual impairment test for goodwill that includes an assessment of qualitative factors including, but not limited to, macroeconomic conditions, industry and market conditions, and entity specific factors such as strategies and financial performance.  The Company will perform annual impairment tests as of October 31st beginning in 2020 or earlier if indicators of impairment exist.  There were no indicators of goodwill impairment as of December 31, 2019.

Intangible assets

Intangible assets acquired are carried at cost, less accumulated amortization. The Company reviews finite-lived intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable and any not expected to be recovered through undiscounted future net cash flows are written down to current fair value. The Company acquired an intangible asset related to the Houndog license with the acquisition of Bona Vida an May 6, 2019. The Company fully impaired the asset as of December 31, 2019 as we terminated the contract on January 13, 2020. The Company acquired intangible assets with the acquisition of Halo on December 19, 2019. We will review impairment of the assets acquired beginning in the fiscal year ending on December 31, 2020 given the proximity of the Halo Acquisition to year-end.

Redeemable convertible preferred stock

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 480, “Distinguishing Liabilities from Equity (ASC 480)”, preferred stock issued with redemption provisions that are outside of the control of the Company or that contain certain redemption rights in a deemed liquidation event is required to be presented outside of stockholders’ deficit on the face of the consolidated balance sheet. The Company’s Redeemable Series E Convertible Preferred Stock (the “Series E”) contains redemption provisions that require it to be presented outside of stockholders’ deficit. Changes in the redemption value of the redeemable convertible preferred stock, if any, are recorded immediately in the period occurred as an adjustment to additional paid-in capital in the consolidated balance sheet.

Income taxes

Income taxes are recorded in accordance with FASB ASC Topic 740, “Income Taxes (ASC 740)”, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statement and tax bases of assets and liabilities and for loss and credit carryforwards using enacted tax rates anticipated to be in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if, based upon the weight of available evidence, it is more likely than not that some or all the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that some or all the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position, as well as consideration of the available facts and circumstances. As of December 31, 2019 and 2018, the Company does not have any significant uncertain income tax positions. If incurred, the Company would classify interest and penalties on uncertain tax positions as income tax expense.

The Company was incorporated on May 6, 2019. Prior to this date, the Company operated as a flow through entity for state and United States federal tax purposes. The Company files a U.S. federal and state income tax return, including for its wholly owned subsidiaries.

Revenue

The Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods in accordance with the provisions of ASC 606, “Revenue from Contracts with Customers.”

In order to recognize revenue, the Company applies the following five (5) steps:
•	Identify a customer along with a corresponding contract;
•	Identify the performance obligation(s) in the contract to transfer goods to a customer;
•	Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods to a customer;
•	Allocate the transaction price to the performance obligation(s) in the contract; and
•	Recognize revenue when or as the Company satisfies the performance obligation(s).

TruPet adopted ASC 606 on January 1, 2017. Accordingly all periods presented reflect the recognition of revenue and related disclosures required by ASC 606.

Cost of goods sold

Cost of goods sold consists primarily of the cost of product obtained from third-party contract manufacturing plants, packaging materials, CBD oils directly sourced by the Company, inventory freight for shipping product from third-party contract manufacturing plants to the Company’s warehouse and third party fulfillment and royalties.

General and administrative expenses

General and administrative expenses include management and office personnel compensation, share-based compensation, bonuses, information technology related costs, rent, travel, professional service fees, insurance, product development costs, outbound shipping and general corporate expenses.

Advertising

The Company charges advertising costs to expense as incurred and such charges are included in sales and marketing expenses in the consolidated statements of operations and comprehensive loss. Our advertising expenses consisting primarily of online advertising, search costs, email advertising, and radio advertising. In addition, with the acquisition of Halo, we reimburse our customers and third parties for in store activities and record these costs as sales and marketing expenses. Advertising costs were $6.7 million and $3.9 million for the years ended December 31, 2019 and 2018, respectively.

Customer service and warehousing

Customer service and warehousing include wages associated with customer service and fulfillment of DTC customer orders.

Fair value of financial instruments

The Company’s financial instruments recognized on the balance sheets consist of cash and cash equivalents, restricted cash, accounts receivable, prepaid deposits, accounts payable, short term loan, line of credit, subordinated convertible notes, accrued liabilities, other liabilities, and a warrant derivative liability. The warrant derivative liability is remeasured at fair value each reporting period.  The carrying values for other financial instruments are deemed to be equivalent to their respective fair values due to their relative short term nature.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company has applied the framework for measuring fair value which requires a fair value hierarchy to be applied to all fair value measurements.

The Company uses applicable guidance for defining fair value, the initial recording and periodic remeasurement of certain assets and liabilities measured at fair value, and related disclosures for instruments measured at fair value. Fair value accounting guidance establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. An instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the instrument’s fair value measurement. The Company measures assets and liabilities using inputs from the following three levels of fair value hierarchy:

Level 1 - Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 - Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date. Unobservable inputs reflect the Company’s own assumptions about what market participants would use to price the asset or liability. The inputs are developed based on the best information available in the circumstances, which may include the Company’s own financial data, such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

The warrant derivative liability is remeasured at fair value each reporting period and represents a Level 3 financial instrument.

Fair value measurements of nonfinancial assets and nonfinancial liabilities reflect Level 3 inputs and are primarily used to measure the estimated fair values of assets acquired and liabilities assumed in business combinations, for goodwill, other intangible assets and long-lived assets impairment analyses and the valuation of acquired intangibles.

Basic and diluted loss per share

Basic and diluted loss per share has been determined by dividing the net and comprehensive loss available to common stockholders for the applicable period by the basic and diluted weighted average number of shares outstanding, respectively. Common stock equivalents and incentive shares are excluded from the computation of diluted loss per share when their effect is anti-dilutive.

Share-based compensation

The Company recognizes compensation expense for all share–based payments in accordance with FASB ASC Topic 718, Compensation – Stock Compensation. The Company follows the fair value method of accounting for awards granted to employees, directors, officers and consultants. Share-based awards are measured at their estimated fair value on each respective grant date. The Company recognizes share-based payment expenses over the vesting period. The Company’s share-based compensation awards are subject only to service based vesting conditions. Forfeitures are accounted for as they occur.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model. The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the expected stock volatility, the risk–free interest rate, the expected life of the option and the expected dividend yield which is based on the historical dividends issued by the Company. The Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. Expected volatility is calculated based on the analysis of other public companies within the pet wellness, internet commerce (e-commerce), and hemp derived CBD sectors. Risk–free interest rates are calculated based on risk–free rates for the appropriate term. The expected life is calculated as (i) the mid-point between the average vested date and the contractual expiration of the option for executives and directors and (ii) three years from the average vesting date for all others due to limited exercise history. Determining the appropriate fair value model and calculating the fair value of equity–based payment awards requires the input of the subjective assumptions described above. The assumptions used in calculating the fair value of equity–based payment awards represent management’s best estimates, which involve inherent uncertainties and the application of management’s judgment.

Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of expenses during the reporting periods.

The Company evaluates its estimates on an ongoing basis. The Company bases its estimates on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

The Company’s results can also be affected by economic, political, legislative, regulatory and legal actions. Economic conditions, such as recessionary trends, inflation, interest and monetary exchange rates, and government fiscal policies, can have a significant effect on operations. While the Company maintains reserves for anticipated liabilities and carries various levels of insurance, the Company could be affected by civil, criminal, regulatory or administrative actions, claims or proceedings.   Significant changes to the key assumptions used in the valuations could result in different fair values of financial instruments at each valuation date.

Segment information

Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. To date, the Company has viewed its operations and manages its business as one segment operating in the United States of America. The Company’s chief operating decision-maker reviews operating results on an aggregated basis. All the assets and operations of the Company are in the United States.

Commitments and contingencies

We may be involved in legal proceedings, claims, and regulatory, tax, or government inquiries and investigations that arise in the ordinary course of business resulting in loss contingencies. We accrue for loss contingencies when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. Legal costs such as outside counsel fees and expenses are charged to expense in the period incurred and are recorded in general and administrative expenses in the consolidated statements of operations and comprehensive loss.

We do not accrue for contingent losses that are considered to be reasonably possible, but not probable; however, we disclose the range of such reasonably possible losses. Loss contingencies considered remote are generally not disclosed.

We have entered into leases, a royalty contract termination (see “Note 22 – Subsequent events”) and debt instruments, including a line of credit, subordinated convertible notes and a short term loan for which we are committed to pay certain amounts over a period of time.

In connection with the preparation of the Company’s consolidated financial statements for the year ended December 31, 2019, the Company identified an error as of December 31, 2018 related to an understatement of sales taxes due and payable of $0.7 million. The error was corrected during the year ended December 31, 2019. The Company believes that the correction of this error is not material to the consolidated financial statements as of and for the years ended December 31, 2019 or 2018, respectively.

Reclassification of prior period presentation

Certain reclassifications have been made to conform the prior period data to the current presentation. These reclassifications had no material effect on the reported results.

Recently issued accounting pronouncements

The Company has reviewed the Accounting Standards Update (ASU), accounting pronouncements and interpretations thereof issued by the FASB that have effective dates during the reporting period and in future periods.

Recently adopted:

Adoption of FASB ASC Topic 842 “Leases”

In February 2016, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Topic 842, “Leases (842)”, which amends leasing guidance by requiring companies to recognize a right-of-use asset and a lease liability for all operating and financing leases with lease terms greater than twelve months. The lease liability is equal to the present value of lease payments. The right-of-use lease asset is based on the lease liability, subject to adjustment for prepaid and deferred rent and tenant incentives. For income statement purposes, leases will continue to be classified as operating or financing with lease expense in both cases calculated substantially the same as under the prior leasing guidance.

The adoption of ASC 842 resulted in recognition of right-of-use assets of $0.4 million and operating lease liabilities of $0.4 million as of January 1, 2019. The Company adopted the optional transition method that gives companies the option to use the adoption date as the initial application on transition.  Accordingly, results for reporting periods beginning prior to January 1, 2019 continue to be reported in accordance with our historical treatment.  The adoption of ASC 842 did not have a material impact on the Company’s results of operations or cash flows. See “Note 8 – Operating leases.”

Adoption of FASB ASU 2018-07 “Improvements to Nonemployee Share-Based Payment Accounting”

On January 1, 2019, the Company adopted ASU. 2018-07 “Improvements to Nonemployee Share-Based Payment Accounting.” The amendments in this update expanded the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The requirements of ASC 718 are applied to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that ASC 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under ASC 606, “Revenue from Contracts with Customers.”

The Company is treating the inclusion of share-based payments to nonemployees as a change in accounting principle prospectively beginning in the period ending January 1, 2019.  The Company did not restate prior periods for share-based compensation.

Issued but not Yet Adopted:

ASU 2016-13 “Financial Instruments – Credit Losses (Topic 326)”

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments - Credit Losses (Topic 326),” a new standard to replace the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The standard is effective for the Company on January 1, 2023, and early adoption is permitted. The Company is currently evaluating the impact the new standard will have on its consolidated financial statements.

ASU 2018-13 “Fair Value Measurement”

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820) Changes to the Disclosure Requirement for Fair Value Measurement” which amends ASC 820 to expand the disclosures required for items subject to Level 3, fair value remeasurement, including the underlying assumptions.  ASU 2018-13 is effective for public companies for fiscal years beginning after December 15, 2019.  The Company is currently evaluating the impact the new standard will have on its consolidated financial statements. As this standard only requires additional disclosures, there is no anticipated financial statement impact of its adoption.

ASU 2018-15 “Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40)”

In August 2018, the FASB issued ASU 2018-15 “Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40)” to amend ASU 2015-05 in an effort to provide additional guidance on the accounting for costs implementation activities performed in a cloud computing arrangement that is a service contract.  The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license).  The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this update.  The amendments in this update also require the entity to present the expense related to the capitalized implementation costs in the same line item in the statement of income as the fees associated with the hosting element (service) of the arrangement and classify payments for capitalizing implementation costs in the statement of cash flows in the same manner as payments made for fees associated with the hosting element.  The entity is also required to present the capitalized implementation costs in the statement of financial position in the same line item that a prepayment for the fees of the associated hosting arrangement would be presented. The new standard is effective for the Company on January 1, 2020, and early adoption is permitted.  The Company believes that current practices of capitalization versus expensing IT costs are in line with this guidance, however, the amendment will require the Company to change presentation within the statement of cash flows. The Company currently has no internal use software and expects this accounting standard will have no impact on its consolidated financial statements.

The Company has carefully considered other new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the Company’s reported balance sheet or operations in 2019.